OTHER FINANCIAL LIABILITIES - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 4,758,917,377	$ 3,868,112,993
Creditors for Purchases with Pending Settlement
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	30,869,156	40,687,409
Collections and Other Transactions on Behalf of Third Parties
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	302,776,957	312,509,170
Obligations for Purchase Financing
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	2,616,188,641	2,652,610,709
Creditors for Purchase of Foreign Currency with Pending Settlement
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	1,047,497,053	68,317,523
Accrued Fees Payable
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	32,336,445	20,123,867
Sundry Items subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	77,553,198	86,024,265
Sundry Items Not Subject to Minimum Cash
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	504,491,427	534,253,053
Lease Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	56,796,203	58,318,566
Financial Liabilities for Guarantees and Sureties Granted (Financial Collateral Contracts)
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	12,305,826	12,960,294
Cash and Cash Equivalents for Spot Purchases or Sales Pending Settlement
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	43,760,464	7,846,832
Other Financial Liabilities
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 34,342,007	$ 74,461,305